Income Taxes (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed ""expected"" US tax (benefit) at Federal statutory rate			$ (248,996)	$ (295,115)
Change resulting from:
State and local income taxes, net of federal income tax benefit
Foreign income taxes			3,392	2,070
Federal valuation allowance			235,607	254,390
Non-deductible items			14,456	39,779
Change in estimate for prior years' provisions			(1,067)	946
Income tax expense (benefit)	$ 512	$ 1,240	$ 3,392	$ 2,070